Acquisition	6 Months Ended
Jun. 30, 2011
Acquisition [Abstract]
Acquisition
Note 5:   Acquisition

During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC, for $39.7 million, comprised of $35.0 million of cash and $4.7 million for shares of our common stock plus related dividend equivalent payments. We funded the cash portion of the purchase price with cash on hand and a draw on our credit facility. The common stock amount represents the fair value of 193,498 shares that we will issue to the previous owners of Banker's Dashboard at a future date, and which has been recorded as a component of additional paid-in capital in the consolidated balance sheet. The shares will be issued four years after the closing of the acquisition. The shares could potentially be issued two years after the closing of the transaction, depending on the retention of certain Banker's Dashboard employees. Banker's Dashboard is a provider of online financial management tools that provide banks with daily access to their financial position and general ledger information. The allocation of the purchase price based upon the estimated fair value of the assets acquired and liabilities assumed resulted in tax deductible goodwill of $26.3 million. We believe this acquisition resulted in goodwill as it extends the range of products and services we offer to our financial institution clients. Transaction costs related to this acquisition were expensed as incurred and were not significant to our consolidated statements of income for the quarter or six months ended June 30, 2011. The results of operations of this business from its acquisition date are included in our Financial Services segment.

Acquired intangible assets consisted primarily of a customer list valued at $9.3 million with a useful life of nine years and a trade name valued at $2.2 million with a useful life of eight years. The customer list is being amortized using an accelerated method and the trade name is being amortized using the straight-line method. Further information regarding the calculation of the estimated fair values of these assets can be found in Note 8.